DESCRIPTION OF PLAN (Details) - EBP 112	12 Months Ended
Dec. 31, 2025 USD ($) loan
EBP, Description of Plan [Line Items]
Participant before-tax contribution limit as a % of their compensation	75.00%
Employer contribution matching percentage	50.00%
Target contribution percentage	6.00%
Participant compensation percentage matched by employer	3.00%
Service period required for eligible matching	1 year
Automatic deferral rate as a percentage of eligible participant's compensation	3.00%
Participant notes receivable maximum borrowing amount	$ 50,000
Participant notes receivable maximum borrowing percentage of account balance	50.00%
Participant notes receivable, basis spread on variable interest rate	1.00%
Maximum borrowing term of a participant loan	5 years
Limit on number of loans a participant may have at a time | loan	2
Participant distribution minimum age	59 years 6 months
Participant account threshold to defer payments	$ 1,000
Participant distribution minimum age if participant born before July 1, 1949	70 years 6 months
Participant distribution minimum age if participant born between July 1, 1949 and January 1, 1951	72 years
Participant distribution minimum age if participant born between January 1, 1951 and January 1, 1960	73 years
Participant distribution minimum age if participant born after January 1960	75 years
Minimum
EBP, Description of Plan [Line Items]
Interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Interest rate	9.50%